UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22282

Cook & Bynum Funds Trust
(Exact name of Registrant as Specified in Charter)

2204 Lakeshore Drive, Suite 218
Birmingham, AL 35209
(Address of Principal Executive Office)

205-994-2815
(Registrant's Telephone Number, including Area Code)

Mr. J. Dowe Bynum

2204 Lakeshore Drive, Suite 218
Birmingham, AL  35209
(Name and Address of Agent for Service)

With copies  to:

David J. Baum, Esq.
Alston & Bird LLP
950 F Street, N.W.
Washington, DC 20004

Date of fiscal year end:  September 30

Date of reporting period:  April 1, 2010 – June 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments as of June 30, 2010 (Unaudited)

THE COOK & BYNUM FUND

Description	Shares	Value
DOMESTIC COMMON STOCKS (43.0%)

Department Stores (5.4%)
Sears Holdings Corp. (1)	27,372	$1,769,600

Food (4.8%)
Kraft Foods, Inc.	56,961	1,594,908

Household Products (4.9%)
The Procter & Gamble Co.	27,062	1,623,179

Pharmaceuticals (3.9%)
Johnson & Johnson	22,100	1,305,226

Hypermarkets & Supercenters (9.1%)
Wal-Mart Stores, Inc.	62,713	3,014,614

Soft Drinks (14.9%)
The Coca-Cola Co.	97,918	4,907,650

TOTAL DOMESTIC COMMON STOCKS
(Cost $14,806,820)		14,215,177

FOREIGN COMMON STOCKS (19.0%)

Hypermarkets & Super Centers (2.4%)
Wal-Mart de Mexico SAB de CV MX	360,000	797,492

Department Stores (0.2%)
Sears Canada, Inc.	3,391	82,342

Soft Drinks (16.4%)
Embotelladoras Arca SAB de CV MX	1,589,684	5,410,780

TOTAL FOREIGN COMMON STOCKS
(Cost $4,712,908)		6,290,614

SHORT-TERM INVESTMENTS (44.9%)

Money Market Fund (14.6%)
Fifth Third U.S. Treasury Money Market Fund,
7 Day Yield 0.012%	4,814,558	4,814,558

	Principal Amount
U.S. Treasury Bills (30.3%)
0.066%, 8/5/10, DN	$10,000,000	9,999,368

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,813,926)		14,813,926

TOTAL INVESTMENTS (106.9%)
(Cost $34,333,654)		35,319,717
TOTAL OTHER LIABILITIES LESS ASSETS (-6.9%)		(-2,293,263)
NET ASSETS (100.0%)		$33,026,454

(1) Non-income producing security.

Common Abbreviations:
DN - Discount Notes
SAB de CV - Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company.
MX - Mexican Issurers

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See accompanying Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
June 30, 2010

1.  ORGANIZATION

The Cook & Bynum Fund (the “Fund”) was organized as a non-diversified series of the Cook & Bynum Funds Trust (the “Trust”) on March 18, 2009. The Trust is an open-end investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated March 18, 2009 (the “Trust Agreement”). The affairs of the Trust are managed by a Board of Trustees (the “Board”). The investment adviser to the Fund is Cook & Bynum Capital Management, LLC (the “Adviser”). The Board has delegated the day-to-day operations of the Fund to the Adviser, which operates the Fund under the Board’s general supervision. The Fund’s investment objective is long-term growth of capital.

The Trust’s Declaration of Trust permits the Board to issue an unlimited number of shares of beneficial interest. The Board has the power to designate one or more separate and distinct series and/or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series. Currently, the Fund is the only series of shares being offered by the Trust.

2. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

A. Security Valuation: Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued, or, lacking any sales, at the latest bid price. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. To the extent domestic and foreign equity securities are actively traded, they are categorized in level 1 of the fair value hierarchy. Debt securities are stated at fair value as furnished by an independent pricing service based upon modeling techniques utilizing information concerning market transactions and dealer quotations for similar securities or by dealers who make markets in such securities and are categorized in level 2 of the fair value hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortized discount or premium and are categorized in level 2 of the fair value hierarchy.

Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board of Trustees. The Valuation Committee for the Trust may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined but prior to the time at which a Fund’s net asset value is calculated. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

Foreign currency: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

B. Fair Value Measurements: In accordance with GAAP, the Fund uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2—
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2010.

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$14,215,177	–	–	$14,215,177
Foreign Common Stocks	6,290,614	–	–	6,290,614
Short-Term Investments	4,814,558	$9,999,368	–	14,813,926
Total	$25,320,349	$9,999,368	–	$35,319,717

All securities of the Fund were valued using Level 1 and 2 inputs during the period ended June 30, 2010. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

*For detailed industry descriptions, see the accompanying Schedule of Investments.

New Accounting Pronouncement: In January 2010, the Financial Accounting Standards Board issued Accounting Standards Updated No. 2010-06, “Improving Disclosures About Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about (1) transfers into and out of Levels 1 and 2 and (2) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period (including interim periods) beginning after December 15, 2009, and the second disclosure will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact the adoption of this ASU will have on the Fund’s financial statement disclosures.  The implementation of the ASC did not have a material effect on the Company’s financial disclosures contained in this Schedule of Investments.

C. Security Transactions Investment Income and Other: Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

D. Federal Income Taxes: It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of June 30, 2010, net unrealized appreciation (depreciation) of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	$1,843,908
Gross depreciation (excess of tax cost over value)	(857,583)
Net unrealized appreciation	986,325
Total cost for federal income tax purposes	$34,333,392

Item 2. Controls and Procedures.

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COOK & BYNUM FUNDS TRUST

By:	/s/ Richard P. Cook
Richard P. Cook
President (Principal Executive Officer)

Date:      August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard P. Cook
Richard P. Cook
President (Principal Executive Officer)

Date:      August 20, 2010

By:	/s/ Benjamin Lowe
Benjamin Lowe
Treasurer (Principal Financial Officer)

Date:      August 20, 2010